Personnel expenses - Employee turnover (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Number of employees who left employment	38	20	16
Number of women employees who left employment	19	7	8
Number of men employees who left employment	19	13	8
Number of employees who left employment under the age of 30 years	2	1	0
Number of employees who left employment between 30 and 50 years	19	9	12
Number of employees who left employment over 50 years	17	10	4